Commitments and Contingencies Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Extensions of credit made by the Independent Lender to credit services customers rate	10.00%
Letter of Credit expires after due date of the extension of credit	30 days
Maximum loss exposure under outstanding letters of credit	$ 13,992,000	$ 16,168,000
Estimated Fair Value Liability For Outstanding Letters Of Credit	580,000
Variable Interest Entity, Not Primary Beneficiary
Guarantor Obligations [Line Items]
Net loans as a percentage of variable interest entity's total assets, maximum	50.00%
Minimum
Guarantor Obligations [Line Items]
Operating leases term	3 years
Extensions of credit made by the Independent Lender to credit services customers amount range	50
Extensions of credit made by the Independent Lender to credit services customers terms	7 days
Maximum
Guarantor Obligations [Line Items]
Operating leases term	5 years
Extensions of credit made by the Independent Lender to credit services customers amount range	$ 1,500
Extensions of credit made by the Independent Lender to credit services customers terms	180 days